Loans And Borrowings - Summary of Maturity Analysis of Operating Lease Payments (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Leases	€ 135,595	€ 68,773
With in one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Leases	9,891	6,610
Between 1 and 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Leases	42,905	34,593
More than 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Leases	82,799	27,570
Gross carrying amount [member]
Disclosure of maturity analysis of operating lease payments [line items]
Leases	€ 92,162	€ 22,988